EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Analysis of employee compensation
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2025	2024
Salaries and other short-term employee benefits	$1,697.0	$1,682.7
Share-based payments expense, net of equity swap (Note 26)	45.9	40.1
Post-employment benefits – defined benefit plans (Note 22)	37.4	34.6
Post-employment benefits – defined contribution plans	39.8	38.5
Termination benefits	35.0	28.5
Total employee compensation	$1,855.1	$1,824.4